LEASES - Summary of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets, net	$ 26,528	$ 26,927
Operating lease liabilities, current	5,602	3,720
Operating lease liabilities, non-current	28,122	$ 30,201
Total operating lease liabilities	$ 33,724
Weighted average remaining lease term (years)	9 years 4 months 13 days
Weighted average discount rate of operating leases	4.59%